Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 502,681	$ 520,548
Total rental expense	71,033	71,544
Hartsfield Jackson International Airport
Property, Plant and Equipment [Line Items]
Lease payment per month	1,000
Lease term	5 years
Area covered by sublease agreement	475
Maintenance and operating costs per square foot per year	25
Albany Georgia
Property, Plant and Equipment [Line Items]
Lease payment per month	$ 950
Lease term	3 years